UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05770

Exact name of registrant as specified in charter:	Aberdeen Latin America Equity Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended September 30, 2016 is filed herewith.

Portfolio of Investments (unaudited)

As of September 30, 2016

Shares	Description	Industry	Value (US$)
LONG-TERM INVESTMENTS—97.8%
COMMON STOCKS—79.8%
ARGENTINA—2.4%
155,000	Tenaris SA, ADR	Energy Equipment & Services— 2.4%	$4,402,000

BRAZIL—43.3%
1,468,941	AMBEV SA	Beverages— 5.0%	8,952,358
576,354	Arezzo Industria e Comercio SA	Textiles, Apparel & Luxury Goods— 2.6%	4,639,684
827,563	BM&F Bovespa SA	Diversified Financial Services— 2.4%	4,277,581
388,868	BRF SA	Food Products— 3.7%	6,614,756
285,586	Cia Hering	Specialty Retail— 0.9%	1,578,905
255,000	Iguatemi Empresa de Shopping Centers SA	Real Estate Management & Development— 1.3%	2,328,767
19,000	Itau Unibanco Holding SA	Banks— 0.1%	182,279
291,850	Localiza Rent a Car SA	Automobile Retailer— 2.0%	3,559,113
1,263,830	Lojas Renner SA	Multiline Retail— 5.3%	9,509,377
440,334	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development— 4.8%	8,557,142
268,300	Natura Cosmeticos SA	Personal Products— 1.4%	2,576,452
750,000	OdontoPrev SA	Health Care Providers & Services— 1.7%	2,981,874
254,900	Totvs SA	Software— 1.3%	2,381,152
311,000	Ultrapar Participacoes SA, ADR	Oil, Gas & Consumable Fuels— 3.8%	6,807,790
760,259	Vale SA, ADR	Metals & Mining— 2.3%	4,181,424
179,848	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	Commercial Services & Supplies— 0.9%	1,686,135
704,094	WEG SA	Machinery— 2.1%	3,823,409
289,400	Wilson Sons Ltd., BDR	Transportation Infrastructure— 1.7%	3,113,665
			77,751,863

CHILE—9.4%
76,518	Antarchile SA	Industrial Conglomerates— 0.4%	738,971
12,463,721	Banco de Chile	Banks— 0.8%	1,393,018
25,113,969	Banco Santander Chile	Banks— 0.7%	1,298,040
94,000	Banco Santander Chile, ADR	Banks— 1.1%	1,944,860
206,000	Embotelladora Andina SA	Beverages— 2.5%	4,391,920
298,570	Empresas CMPC SA	Paper & Forest Products— 0.3%	592,940
98,000	Empresas COPEC SA	Oil, Gas & Consumable Fuels— 0.5%	912,799
3,780,000	Enersis Americas SA	Electric Utilities— 0.4%	617,101
3,780,000	Enersis Chile SA	Electric Utilities— 0.2%	347,981
692,000	Parque Arauco SA	Real Estate Management & Development— 0.9%	1,583,669
133,000	S.A.C.I. Falabella	Multiline Retail— 0.5%	974,811
592,000	Sonda SA	Information Technology Services— 0.6%	1,152,178
540,000	Vina Concha y Toro SA	Beverages— 0.5%	944,307
			16,892,595

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of September 30, 2016

COLOMBIA—1.5%
290,000		Bancolombia SA	Banks— 1.5%	$2,625,072

MEXICO—20.7%
501,500		Arca Continental SAB de CV	Beverages— 1.7%	2,984,726
80,502		Fomento Economico Mexicano SAB de CV, ADR	Beverages— 4.1%	7,409,404
89,150		Grupo Aeroportuario del Centro Norte SAB de CV, ADR	Transportation Infrastructure— 2.3%	4,195,399
27,034		Grupo Aeroportuario del Sureste SAB de CV, ADR, B Shares	Transportation Infrastructure— 2.2%	3,958,318
1,360,797		Grupo Financiero Banorte SAB de CV	Banks— 4.0%	7,143,750
937,000		Grupo Financiero Santander Mexico SAB de CV	Banks— 0.9%	1,644,000
1,020,095		Grupo Lala SAB de CV	Food Products— 1.1%	1,946,571
768,900		Kimberly-Clark de Mexico SAB de CV	Household Products— 1.0%	1,739,267
567,600		Organizacion Soriana SAB de CV (a)	Food & Staples Retailing— 0.8%	1,396,332
2,153,200		Wal-Mart de Mexico SAB de CV	Food & Staples Retailing— 2.6%	4,714,003
				37,131,770

PERU—2.5%
1,344,957		Cementos Pacasmayo SAA	Construction Materials— 1.4%	2,556,332
243,511		Grana y Montero SA, ADR	Construction & Engineering— 1.1%	2,030,882
				4,587,214
		Total Common Stocks		143,390,514

PREFERRED STOCKS—18.0%
BRAZIL—17.0%
1,629,850		Banco Bradesco SA, Preferred Shares	Banks— 8.3%	14,869,440
391,800		Bradespar SA, Preferred Shares	Metals & Mining— 0.6%	1,175,828
1,190,677		Itau Unibanco Holding SA, ADR, Preferred Shares	Banks— 7.2%	13,026,006
335,117		Vale SA, ADR, Preferred Shares	Metals & Mining— 0.9%	1,578,401
				30,649,675

CHILE—1.0%
318,000		Embotelladora Andina SA, Class B, Preferred Shares	Beverages— 0.7%	1,215,375
18,800		Sociedad Quimica y Minera de Chile SA, Class B, Preferred Shares	Chemicals— 0.3%	510,291
				1,725,666
		Total Preferred Stocks		32,375,341

PRIVATE EQUITY—0.0%
GLOBAL—0.0%
2,237,292	(b)	Emerging Markets Ventures I, L.P. (a)(c)(d)(e)(f)(g)	Private Equity— —%	48,348
		Total Private Equity—(cost $762,816)		48,348
		Total Long-Term Investments—97.8% (cost $159,961,246)		175,814,203

Shares		Description		Value (US$)
SHORT-TERM INVESTMENT—2.2%
UNITED STATES—2.2%
3,889,564		State Street Institutional U.S. Government Money Market Fund(h)		3,889,564
		Total Short-Term Investment—2.2% (cost $3,889,564)		3,889,564

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (concluded)

As of September 30, 2016

Total Investments—100.0% (cost $163,850,810) (i)	179,703,767
Other Assets in Excess of Liabilities—0.0%	47,287
Net Assets—100.0%	$179,751,054

(a)                       Non-income producing security.

(b)                       Represents contributed capital.

(c)                        Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.

(d)                       Illiquid security.

(e)                        Restricted security, not readily marketable. See Note (b) of the accompanying Notes to Portfolio of Investments.

(f)                         As of September 30, 2016, the aggregate amount of open commitments for the Fund is $262,708.

(g)                        In liquidation.

(h)                       Registered investment company advised by State Street Global Advisors.

(i)                           See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

ADR                               American Depositary Receipt

BDR                               Brazilian Depositary Receipt

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

September 30, 2016

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Fund’s Board of Directors (the “Board”). These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The State Street Institutional U.S. Government Money Market Fund has an objective to maintain a $1.00 NAV, which is not guaranteed. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved and established by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

The Fund may also invest in a private equity private placement security, which represented 0.03% of the net assets of the Fund as of September 30, 2016. The private equity private placement security is deemed to be a restricted security. In the absence of a readily ascertainable market value, this security is valued at fair value as determined in good faith by, or under the direction of the Board, pursuant to valuation policies and procedures approved by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although this security may be resold in privately negotiated transactions, the price realized on such sale could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material. This security is stated at fair value as determined by the Fund’s Pricing Committee by utilizing the net asset valuations provided by the underlying fund as a practical expedient. In determining the fair value of this investment, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.

Notes to Portfolio of Investments (unaudited) (continued)

September 30, 2016

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments
Other	$175,765,855	$—	$—	$175,765,855
Short-Term Investment	3,889,564	—	—	3,889,564
Total	$179,655,419	$—	$—	$179,655,419
Private Equity (a)				48,348
Total Investments				$179,703,767

Amounts listed as “-” are $0 or round to $0.

(a)         Private Equity investments are measured at the net asset valuations provided by the underlying funds as a practical expedient and have not been classified in the fair value levels. The fair value amounts presented are intended to permit reconciliation to the total investment amount presented in the Schedule of Investments.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. For the period ended September 30, 2016, there were no transfers between Levels 1, 2 or 3. For the period ended September 30, 2016, there were no significant changes to the fair valuation methodologies.

b. Private Equity Investments:

Certain of the Fund’s investments, listed in the chart below, are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board under procedures established by the Board in the absence of readily ascertainable market values.

Notes to Portfolio of Investments (unaudited) (concluded)

September 30, 2016

Security (1)	Acquisition Date(s)	Cost	Fair Value At 9/30/16	Percent of Net Assets	Cumulative Distributions Received	Open Commitments (2)
Emerging Markets Ventures I, L.P.	01/22/98 – 01/10/06	$762,816	$48,348	0.03	$2,581,622	$262,708
Total		$762,816	$48,348	0.03	$2,581,622	$262,708

(1) Emerging Markets Ventures I, L.P. is in liquidation.

(2) The open committments are unlikely to be called.

The Fund may incur certain costs in connection with the disposition of the above securities.

c. Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2016 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$163,850,810	$42,243,149	$(26,390,192)	$15,852,957

Item 2.         Controls and Procedures

(a)       The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Latin America Equity Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Latin America Equity Fund, Inc.

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Latin America Equity Fund, Inc.

Date: November 29, 2016

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Latin America Equity Fund, Inc.

Date: November 29, 2016